INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 6,931
Ending balance	5,966	$ 6,931
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,163	10,693
Additions	239	409
Acquisitions through business combinations	11
Dispositions	(13)	(3,182)
Foreign currency translation	(750)	243
Ending balance	7,650	8,163
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,232)	(1,398)
Amortization and impairment expense	(614)	(711)
Dispositions	12	929
Foreign currency translation	150	(52)
Ending balance	(1,684)	(1,232)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,411
Ending balance	1,805	2,411
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,881	2,432
Additions	113	249
Acquisitions through business combinations	0
Dispositions	(1)	(3)
Foreign currency translation	(735)	203
Ending balance	2,258	2,881
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(470)	(337)
Amortization and impairment expense	(108)	(85)
Dispositions	1	0
Foreign currency translation	124	(48)
Ending balance	(453)	(470)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,261
Ending balance	3,018	3,261
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,621	4,407
Additions	0	0
Acquisitions through business combinations	0
Dispositions	0	(807)
Foreign currency translation	0	21
Ending balance	3,621	3,621
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(360)	(310)
Amortization and impairment expense	(243)	(291)
Dispositions	0	240
Foreign currency translation	0	1
Ending balance	(603)	(360)
Computer software and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	700
Ending balance	561	700
Computer software and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	993	2,813
Additions	61	112
Acquisitions through business combinations	11
Dispositions	(2)	(1,937)
Foreign currency translation	(34)	5
Ending balance	1,029	993
Computer software and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(293)	(675)
Amortization and impairment expense	(193)	(288)
Dispositions	1	669
Foreign currency translation	17	1
Ending balance	(468)	(293)
Brands and trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	222
Ending balance	205	222
Brands and trademarks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	246	592
Additions	0	0
Acquisitions through business combinations	0
Dispositions	0	(346)
Foreign currency translation	0	0
Ending balance	246	246
Brands and trademarks | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(24)	(11)
Amortization and impairment expense	(17)	(19)
Dispositions	0	6
Foreign currency translation	0	0
Ending balance	(41)	(24)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	337
Ending balance	377	337
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	422	449
Additions	65	48
Acquisitions through business combinations	0
Dispositions	(10)	(89)
Foreign currency translation	19	14
Ending balance	496	422
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(85)	(65)
Amortization and impairment expense	(53)	(28)
Dispositions	10	14
Foreign currency translation	9	(6)
Ending balance	$ (119)	$ (85)